BETTER 10K - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Adjustments For Change in Accounting Principle (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Feb. 28, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts Receivable, after Allowance for Credit Loss						$ 52,760	$ 46,845
Property and equipment, net	$ 18,909		$ 30,504		$ 40,959	27,454	20,718
Right-of-use assets	24,934		41,979		56,970	65,889	0
Total Assets	926,970		1,086,522		3,299,717	146,103	67,563
Accounts payable and accrued expenses	108,175		88,983		133,256	134,729	123,849
Total other liabilities	43,980		59,933		76,158	44,690	47,588
Lease liabilities	35,879	$ 13,000	60,049		73,657	69,566	0
Total Liabilities	1,222,938		1,260,342		2,623,277	248,985	171,437
Retained earnings	(1,316,823)		(1,181,415)		(292,613)	8,515	7,522
Total Stockholders’ Equity (Deficit)	(732,248)		(610,100)	$ (139,216)	240,160	8,515	49,326
Accumulated Deficit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Stockholders’ Equity (Deficit)	$ (1,316,823)		$ (1,181,415)	$ (691,865)	$ (292,613)		7,522
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts Receivable, after Allowance for Credit Loss						5,915
Property and equipment, net						6,736
Right-of-use assets						65,889
Total Assets						78,540
Accounts payable and accrued expenses						10,880
Total other liabilities						(2,898)
Lease liabilities						69,566
Total Liabilities						77,548
Retained earnings						993
Total Stockholders’ Equity (Deficit)						$ 993	993
Cumulative Effect, Period of Adoption, Adjustment | Accumulated Deficit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Stockholders’ Equity (Deficit)							$ 993